Asset Retirement Obligation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation
The estimated annual costs to dismantle and remove the structures upon the termination or non-renewal of our leases are consistent with our historical experience.

(in millions)
As of December 31, 2013	$31.7
Accretion expense	0.5
Additions	0.2
Liabilities settled	(0.2)
Foreign currency translation adjustments	(0.3)
As of March 31, 2014	$31.9

At December 31, 2011	$29.3
Accretion expense	1.8
Liabilities settled	(1.0)
Foreign currency translation adjustments	0.5
At December 31, 2012	30.6
Accretion expense	2.2
Liabilities settled	(0.9)
Foreign currency translation adjustments	(0.2)
At December 31, 2013	$31.7